Right-of-use assets and lease liabilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets And Lease Liabilities
Balance at the beginning of the year	$ 5,021	$ 19,638
New contracts	10,304	2,018
Payments of lease liabilities	(5,818)	(17,091)	$ (9,827)
Interest paid on lease liabilities	(553)	(994)	(1,415)
Remeasurement	(198)	419
Interest accrued	427	542
Foreign exchange effect	35	489
Balance at the end of the year	9,218	5,021	$ 19,638
Current liabilities	3,766	3,661
Non-current liabilities	$ 5,452	$ 1,360